UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of March 31, 2006

                                                        Face           Interest               Maturity
                                Issue                  Amount            Rate                  Date(s)                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency     Ginnie Mae MBS Certificates   $ 57,356,157         5.00 %         11/15/2032 - 10/15/2035        $ 55,620,361
Mortgage-Backed                                       42,337,116         5.50            3/15/2032 - 4/15/2036           41,948,023
Obligations* - 99.1%                                  11,851,351         6.00           11/15/2023 - 12/15/2032          12,003,381
                                                       6,558,920         6.50            5/15/2023 - 4/15/2032            6,799,777
                                                       5,221,106         7.00            3/15/2022 - 12/15/2030           5,443,115
                                                       2,124,737         7.50            2/15/2022 - 9/15/2030            2,234,368
                                                         904,628         8.00            3/15/2017 - 5/15/2030              968,390
                                                         455,482         8.50            6/15/2016 - 2/15/2025              491,275
                                                         333,474         9.00            4/15/2016 - 10/15/2021             358,432
                                                         542,460         9.50           10/15/2009 - 11/15/2020             593,387
                                                         315,397        10.00            2/15/2016 - 6/15/2018              346,826
                                                         109,616        11.50            4/15/2013 - 12/15/2015             120,778
                                                          46,393        12.00            2/15/2013 - 6/15/2015               51,679
                                                           1,862        13.50                  5/15/2011                      2,075
                                                          13,846        14.50                  4/15/2013                     15,679
                                                          64,103        15.00                  6/15/2013                     73,076
                                                          24,893        16.00            3/15/2012 - 4/15/2012               28,492
                                                          72,721        17.00           11/15/2011 - 12/15/2011              83,717
-----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Obligations (Cost - $128,727,211) - 99.1%                                       127,182,831
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government          U.S. Treasury Bills           1,700,000         4.35                  4/20/2006                  1,696,311
Obligations** - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $1,696,311) - 1.3%                                                                    1,696,311
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $130,423,522***) - 100.4%                                                                     128,879,142

Liabilities in Excess of Other Assets - (0.4%)                                                                             (472,256)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 128,406,886
                                                                                                                      =============

* Mortgage-Backed & Asset-Backed Obligations are subject to accelerated principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 130,423,522
                                                                  =============
      Gross unrealized appreciation                               $     942,609
      Gross unrealized depreciation                                  (2,486,989)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,544,380)
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 22, 2006